Provisions for pensions and similar obligations (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post Employment Plans
Post-Employment Plans
Experience in Net Assets Adjustments	R$ 3,087,544	R$ 1,347,689	R$ 268,309